THE TREASURER'S FUND, INC.
19 Old Kings Highway South
Darien, Connecticut  06820-4526
(800) 877-3863





                                                      March 4, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re:  The Treasurer's Fund, Inc. (the "Fund")
            File No. 33-17604

Gentlemen:

     On behalf of the above-referenced Fund, we are writing this letter to certify that:

     (1) the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, do not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A (the "Registration Statement"), and

     (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on February 28, 1997 and became effective February 28, 1997 pursuant to Rule 485(b).

                                   THE TREASURER'S FUND, INC.



                                   By:  /s/Thomas E. O'Connor
                                            Thomas E. O'Connor
                                             Attorney-in-Fact

C/M:  10112.0000 465752.1